Principal Life Insurance Company Variable Life Separate Account

Supplement dated April 14, 2021
to the Statutory Prospectuses dated May 1, 2020 for:

Principal Variable Universal Life Accumulator
Principal Variable Universal Life Accumulator II
Principal Benefit Variable Universal Life
Principal Benefit Variable Universal Life II
Principal Executive Variable Universal Life
Principal Executive Variable Universal Life II
Principal Executive Variable Universal Life III
Principal Flexible Variable Life
Principal Survivorship Flexible Premium Variable Universal Life
Principal Variable Universal Life Income
Principal Variable Universal Life Income II
PrinFlex Life

This supplement updates information contained in the Statutory Prospectus for the variable life insurance policies referenced above. Please retain this supplement for future reference.

Abbreviations used in this supplement:

Principal Variable Universal Life Accumulator (“Accum”)
Principal Variable Universal Life Accumulator II (“Accum II”)
Principal Benefit Variable Universal Life (“BVUL”)
Principal Benefit Variable Universal Life II (“BVUL II”)
Principal Executive Variable Universal Life (“EVUL”)
Principal Executive Variable Universal Life II (“EVUL II”)

Principal Executive Variable Universal Life III (“EVUL III”)
Principal Flexible Variable Life (“FVLI”)
Principal Survivorship Flexible Premium Variable Universal Life (“SVUL”)
Principal Variable Universal Life Income (“VULI”)
Principal Variable Universal Life Income II (“VULI II”)
PrinFlex Life (“PrinFlex”)

TABLE OF SEPARATE ACCOUNTS DIVISIONS
For Accum, Accum II, FVLI, PrinFlex, SVUL, VULI and VUL II on or about April 30, 2021, remove the Delaware VIP Smid Cap Core Series and add the following fund alphabetically to the list of funds available in the Policy:

Lincoln Delaware Smid Cap Core Division (not available to those with Policy Date on or after May 1, 2021)
Invests in:	Lincoln VIP Delaware Smid Cap Core - Service Class
Investment Advisor:	Lincoln Investment Advisors Corporation
Investment Objective:	seeks long-term capital appreciation.

TABLE OF SEPARATE ACCOUNTS DIVISIONS
For BVUL, BVUL II, EVUL, EVUL II and EVUL III on or about April 30, 2021, remove the Delaware VIP High Yield Series, and add the following fund alphabetically to the list of funds available in the Policy:

Lincoln Delaware High Yield Division (not available to those with Policy Date on or after May 1, 2021)
Invests in:	Lincoln VIP Delaware High Yield - Service Class
Investment Advisor:	Lincoln Investment Advisors Corporation
Investment Objective:	seeks total return and, as a secondary objective, high current income